Employee Benefits - Summary of Increases in Present Value of Employee Benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
(Positive)/negative effect of curtailment		€ (6)
Current service cost	€ 0	0	€ 0
Finance expenses	13	14	16
Net actuarial (gains) losses for the year	(23)	€ (8)	33
Total	€ (10)		€ 49